Investment Risks	Jul. 03, 2025
Alpha Architect US Equity ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Alpha Architect US Equity ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect US Equity ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and, during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there is not a readily available market price.

Alpha Architect US Equity ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect US Equity ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends, or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Alpha Architect US Equity ETF | Investment Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Strategy Risk. There is no guarantee that the Fund will be able to successfully minimize the taxable income generated by an investment in Fund Shares.
Alpha Architect US Equity ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover may expose shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes. In order to effectuate the Fund’s strategy, the Sub-Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s portfolio holdings. In the event that the Sub-Adviser is unable to do so, the ability of the Sub-Adviser to minimize the taxable income generated by an investment in Fund Shares will be impaired.

Alpha Architect US Equity ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates, and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market, or securities markets generally.

Alpha Architect US Equity ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry, or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry, or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect US Equity ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect US Equity ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect US Equity ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect US Equity ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Alpha Architect US Equity ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect US Equity ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business, or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Alpha Architect US Equity ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect US Equity ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends on the Sub-Adviser and the portfolio managers’ skill in implementing the
Fund’s investment strategy. It is important to note that, as part of the security selection process, the Sub-Adviser does not perform any type of fundamental or quantitative analysis on the component companies. Security selection and weighting are driven primarily by a securities market capitalization.
Alpha Architect US Equity ETF | Annual Reevaluation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Annual Reevaluation Risk. The Fund’s investment universe will be reevaluated annually by the Sub-Adviser. As a result, the Fund’s exposure to one or more securities may be affected by significant price movements promptly following the annual re-evaluation. Such lags between re-evaluations may result in significant performance swings relative to the broader equity markets.

Alpha Architect US Equity ETF | Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buying or Purchasing Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.
Alpha Architect US Equity ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options are issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.

Alpha Architect US Equity ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect US Equity ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
Alpha Architect US Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect US Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect US Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect Global Equity ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Alpha Architect Global Equity ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect Global Equity ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and, during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there is not a readily available market price.

Alpha Architect Global Equity ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends, or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Alpha Architect Global Equity ETF | Investment Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Strategy Risk. There is no guarantee that the Fund will be able to successfully minimize the taxable income generated by an investment in Fund Shares.
Alpha Architect Global Equity ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover may expose shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes. In order to effectuate the Fund’s strategy, the Sub-Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s portfolio holdings. In the event that the Sub-Adviser is unable to do so, the ability of the Sub-Adviser to minimize the taxable income generated by an investment in Fund Shares will be impaired.

Alpha Architect Global Equity ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates, and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market, or securities markets generally.

Alpha Architect Global Equity ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry, or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry, or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect Global Equity ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Global Equity ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Global Equity ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Global Equity ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Alpha Architect Global Equity ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Global Equity ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business, or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Alpha Architect Global Equity ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Global Equity ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends on the Sub-Adviser and the portfolio managers’ skill in implementing the Fund’s investment strategy. It is important to note that, as part of the security selection process, the Sub-Adviser does not perform any type of fundamental or quantitative analysis on the component companies. Security selection and weighting are driven primarily by a securities market capitalization.
Alpha Architect Global Equity ETF | Annual Reevaluation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Annual Reevaluation Risk. The Fund’s investment universe will be reevaluated annually by the Sub-Adviser. As a result, the Fund’s exposure to one or more securities may be affected by significant price movements promptly following the annual re-evaluation. Such lags between re-evaluations may result in significant performance swings relative to the broader equity markets.

Alpha Architect Global Equity ETF | Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buying or Purchasing Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.
Alpha Architect Global Equity ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options are issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.

Alpha Architect Global Equity ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect Global Equity ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
Alpha Architect Global Equity ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs, as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Alpha Architect Global Equity ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Alpha Architect Global Equity ETF | Developed Countries Risk Member
Prospectus [Line Items]
Risk [Text Block]
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism, and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.

Alpha Architect Global Equity ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Alpha Architect Global Equity ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Alpha Architect Global Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect Global Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Global Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect 1-3 Year Box ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect 1-3 Year Box ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Alpha Architect 1-3 Year Box ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect 1-3 Year Box ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect 1-3 Year Box ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect 1-3 Year Box ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect 1-3 Year Box ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect 1-3 Year Box ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect 1-3 Year Box ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect 1-3 Year Box ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Advisers will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect 1-3 Year Box ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Alpha Architect 1-3 Year Box ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect 1-3 Year Box ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Advisers (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Alpha Architect 1-3 Year Box ETF | Options Risk, Selling Or Writing Options Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect 1-3 Year Box ETF | Options Risk,Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect 1-3 Year Box ETF | Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Alpha Architect 1-3 Year Box ETF | Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Advisers (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect 1-3 Year Box ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requ ests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Alpha Architect 1-3 Year Box ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Alpha Architect 1-3 Year Box ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Alpha Architect 1-3 Year Box ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)

Alpha Architect 1-3 Year Box ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Alpha Architect 1-3 Year Box ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Alpha Architect 1-3 Year Box ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect 1-3 Year Box ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.

Alpha Architect 1-3 Year Box ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Advisers, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Alpha Architect 1-3 Year Box ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.

Alpha Architect 1-3 Year Box ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance.
Alpha Architect 1-3 Year Box ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect 1-3 Year Box ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect 1-3 Year Box ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect Intermediate-Term Treasury Bond ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect Intermediate-Term Treasury Bond ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Alpha Architect Intermediate-Term Treasury Bond ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect Intermediate-Term Treasury Bond ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Intermediate-Term Treasury Bond ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Intermediate-Term Treasury Bond ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Intermediate-Term Treasury Bond ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Alpha Architect Intermediate-Term Treasury Bond ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Intermediate-Term Treasury Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Intermediate-Term Treasury Bond ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect Intermediate-Term Treasury Bond ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Alpha Architect Intermediate-Term Treasury Bond ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect Intermediate-Term Treasury Bond ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.

Alpha Architect Intermediate-Term Treasury Bond ETF | Options Risk, Selling Or Writing Options Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect Intermediate-Term Treasury Bond ETF | Options Risk,Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect Intermediate-Term Treasury Bond ETF | Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Alpha Architect Intermediate-Term Treasury Bond ETF | Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect Intermediate-Term Treasury Bond ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Alpha Architect Intermediate-Term Treasury Bond ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Alpha Architect Intermediate-Term Treasury Bond ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Alpha Architect Intermediate-Term Treasury Bond ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)

Alpha Architect Intermediate-Term Treasury Bond ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Alpha Architect Intermediate-Term Treasury Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Alpha Architect Intermediate-Term Treasury Bond ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect Intermediate-Term Treasury Bond ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.

Alpha Architect Intermediate-Term Treasury Bond ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Alpha Architect Intermediate-Term Treasury Bond ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Alpha Architect Intermediate-Term Treasury Bond ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance.
Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.

Alpha Architect Intermediate-Term Treasury Bond ETF | Options Risk, Combo Risk Member
Prospectus [Line Items]
Risk [Text Block]	Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Intermediate-Term Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect Intermediate-Term Treasury Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Intermediate-Term Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect Long-Term Treasury Bond ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect Long-Term Treasury Bond ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Alpha Architect Long-Term Treasury Bond ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect Long-Term Treasury Bond ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect Long-Term Treasury Bond ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Long-Term Treasury Bond ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Long-Term Treasury Bond ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Alpha Architect Long-Term Treasury Bond ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect Long-Term Treasury Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Long-Term Treasury Bond ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect Long-Term Treasury Bond ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Alpha Architect Long-Term Treasury Bond ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect Long-Term Treasury Bond ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Long-Term Treasury Bond ETF | Options Risk, Selling Or Writing Options Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect Long-Term Treasury Bond ETF | Options Risk,Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect Long-Term Treasury Bond ETF | Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Alpha Architect Long-Term Treasury Bond ETF | Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect Long-Term Treasury Bond ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Alpha Architect Long-Term Treasury Bond ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Alpha Architect Long-Term Treasury Bond ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Alpha Architect Long-Term Treasury Bond ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)

Alpha Architect Long-Term Treasury Bond ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Alpha Architect Long-Term Treasury Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Alpha Architect Long-Term Treasury Bond ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect Long-Term Treasury Bond ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.

Alpha Architect Long-Term Treasury Bond ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Alpha Architect Long-Term Treasury Bond ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Alpha Architect Long-Term Treasury Bond ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.

Alpha Architect Long-Term Treasury Bond ETF | Options Risk, Combo Risk Member
Prospectus [Line Items]
Risk [Text Block]	Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Long-Term Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect Long-Term Treasury Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Long-Term Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect Aggregate Bond ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect Aggregate Bond ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Alpha Architect Aggregate Bond ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect Aggregate Bond ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Aggregate Bond ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Aggregate Bond ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Aggregate Bond ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Alpha Architect Aggregate Bond ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Aggregate Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Aggregate Bond ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect Aggregate Bond ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Alpha Architect Aggregate Bond ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect Aggregate Bond ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely custom izable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Aggregate Bond ETF | Options Risk, Selling Or Writing Options Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect Aggregate Bond ETF | Options Risk,Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect Aggregate Bond ETF | Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Alpha Architect Aggregate Bond ETF | Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely custom izable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect Aggregate Bond ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Alpha Architect Aggregate Bond ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Alpha Architect Aggregate Bond ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Alpha Architect Aggregate Bond ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)

Alpha Architect Aggregate Bond ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Alpha Architect Aggregate Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Alpha Architect Aggregate Bond ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect Aggregate Bond ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.

Alpha Architect Aggregate Bond ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Alpha Architect Aggregate Bond ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Alpha Architect Aggregate Bond ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.

Alpha Architect Aggregate Bond ETF | Options Risk, Combo Risk Member
Prospectus [Line Items]
Risk [Text Block]	Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Aggregate Bond ETF | U.S. Agency Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Agency Mortgage-Backed Securities Risk. The Fund may have exposure to MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of
MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn.
Alpha Architect Aggregate Bond ETF | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Alpha Architect Aggregate Bond ETF | Prepayment Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Alpha Architect Aggregate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect Aggregate Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Aggregate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect Inflation-Protected Securities ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect Inflation-Protected Securities ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Alpha Architect Inflation-Protected Securities ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect Inflation-Protected Securities ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Inflation-Protected Securities ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Inflation-Protected Securities ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect Inflation-Protected Securities ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect Inflation-Protected Securities ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Inflation-Protected Securities ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect Inflation-Protected Securities ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Alpha Architect Inflation-Protected Securities ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect Inflation-Protected Securities ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Inflation-Protected Securities ETF | Options Risk, Selling Or Writing Options Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect Inflation-Protected Securities ETF | Options Risk,Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect Inflation-Protected Securities ETF | Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Alpha Architect Inflation-Protected Securities ETF | Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect Inflation-Protected Securities ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Alpha Architect Inflation-Protected Securities ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Alpha Architect Inflation-Protected Securities ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Alpha Architect Inflation-Protected Securities ETF | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)

Alpha Architect Inflation-Protected Securities ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Alpha Architect Inflation-Protected Securities ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Alpha Architect Inflation-Protected Securities ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect Inflation-Protected Securities ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.

Alpha Architect Inflation-Protected Securities ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Alpha Architect Inflation-Protected Securities ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Alpha Architect Inflation-Protected Securities ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.

Alpha Architect Inflation-Protected Securities ETF | Options Risk, Combo Risk Member
Prospectus [Line Items]
Risk [Text Block]	Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Inflation-Protected Securities ETF | Inflation Indexed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.

Alpha Architect Inflation-Protected Securities ETF | ETF Risk, Limited Number Of Authorized Participants, Market Makers and Liquidity Providers Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Inflation-Protected Securities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect Inflation-Protected Securities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Inflation-Protected Securities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Alpha Architect Real Estate ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Alpha Architect Real Estate ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Alpha Architect Real Estate ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.

Alpha Architect Real Estate ETF | Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Alpha Architect Real Estate ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Alpha Architect Real Estate ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Alpha Architect Real Estate ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.

Alpha Architect Real Estate ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Alpha Architect Real Estate ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Alpha Architect Real Estate ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Alpha Architect Real Estate ETF | ETF Risk, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Alpha Architect Real Estate ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Alpha Architect Real Estate ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Alpha Architect Real Estate ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Alpha Architect Real Estate ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Alpha Architect Real Estate ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Alpha Architect Real Estate ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Alpha Architect Real Estate ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combinatio
n of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Real Estate ETF | Options Risk, Selling Or Writing Options Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Alpha Architect Real Estate ETF | Options Risk,Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
Alpha Architect Real Estate ETF | Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Alpha Architect Real Estate ETF | Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Alpha Architect Real Estate ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such p rovisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.

Alpha Architect Real Estate ETF | Underlying Alpha Architect Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Alpha Architect Real Estate ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Alpha Architect Real Estate ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Alpha Architect Real Estate ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Alpha Architect Real Estate ETF | Cash Creation Unit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.

Alpha Architect Real Estate ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Alpha Architect Real Estate ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Alpha Architect Real Estate ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.

Alpha Architect Real Estate ETF | Options Risk, Combo Risk Member
Prospectus [Line Items]
Risk [Text Block]	Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Alpha Architect Real Estate ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.
Alpha Architect Real Estate ETF | Real Estate Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Risk. The Fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
Alpha Architect Real Estate ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.

Alpha Architect Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Alpha Architect Real Estate ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alpha Architect Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.